Capital disclosures and net debt - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [line items]
Accrual to acquire or redeem entity's shares	$ 746	$ 497
Payments to acquire or redeem entity's shares	$ 7,918	$ 9,996	$ 3,151